Inventories (Tables)	12 Months Ended
Aug. 31, 2023
Inventories
Schedule of inventories

	2023	2022
	$	$
Raw materials	1,553,501	1,709,368
Work-in-process	369,753	75,170
Finished goods	522,300	309,238
	2,445,554	2,093,776